Quarterly Holdings Report
for
Fidelity® SAI Real Estate Index Fund
October 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SV8-NPRT1-1221
1.9867773.105
Common Stocks - 99.9%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 93.6%
REITs - Apartments - 11.8%
American Campus Communities, Inc.	65,461	3,516,565
American Homes 4 Rent Class A	140,949	5,722,529
Apartment Investment & Management Co. Class A	73,970	560,693
AvalonBay Communities, Inc.	66,316	15,695,671
Camden Property Trust (SBI)	46,217	7,537,993
Centerspace	6,015	608,959
Equity Residential (SBI)	167,921	14,508,374
Essex Property Trust, Inc.	31,002	10,538,510
Independence Realty Trust, Inc.	52,021	1,229,256
Invitation Homes, Inc.	277,471	11,445,679
Mid-America Apartment Communities, Inc.	54,548	11,139,247
UDR, Inc.	141,872	7,878,152
		90,381,628
REITs - Diversified - 23.8%
Alexander & Baldwin, Inc.	34,488	845,991
American Finance Trust, Inc.	53,055	439,295
Apartment Income (REIT) Corp.	75,474	4,046,161
Apple Hospitality (REIT), Inc.	100,703	1,582,044
Armada Hoffler Properties, Inc.	29,374	402,718
Broadstone Net Lease, Inc.	68,610	1,824,340
CatchMark Timber Trust, Inc.	29,157	249,584
CorePoint Lodging, Inc. (a)	26,642	459,308
Cousins Properties, Inc.	71,427	2,829,223
Crown Castle International Corp.	205,869	37,118,181
Digital Realty Trust, Inc.	134,053	21,154,904
Digitalbridge Group, Inc. (a)(b)	238,799	1,599,953
Duke Realty Corp.	180,605	10,157,225
EPR Properties	35,780	1,796,514
Equinix, Inc.	42,760	35,793,113
Gaming & Leisure Properties	107,441	5,209,814
Gladstone Commercial Corp.	15,618	341,409
Gladstone Land Corp.	14,228	315,008
Global Net Lease, Inc.	40,134	642,947
Lamar Advertising Co. Class A	41,830	4,735,156
NexPoint Residential Trust, Inc.	11,143	789,147
One Liberty Properties, Inc.	10,204	318,977
Outfront Media, Inc.	71,995	1,791,956
Potlatch Corp.	33,649	1,758,833
Preferred Apartment Communities, Inc. Class A	19,472	245,542
PS Business Parks, Inc.	9,799	1,741,282
Safehold, Inc.	9,303	694,934
SBA Communications Corp. Class A	52,187	18,021,737
Store Capital Corp.	119,732	4,110,400
The GEO Group, Inc. (b)	54,053	442,154
Uniti Group, Inc.	114,235	1,634,703
VICI Properties, Inc. (b)	299,537	8,791,411
Vornado Realty Trust	76,606	3,265,714
Washington REIT (SBI)	35,227	893,004
WP Carey, Inc.	84,310	6,501,144
		182,543,826
REITs - Health Care - 7.0%
CareTrust (REIT), Inc.	48,315	1,002,536
Community Healthcare Trust, Inc.	13,389	640,530
Diversified Healthcare Trust (SBI)	114,987	418,553
Global Medical REIT, Inc.	32,541	539,530
Healthcare Realty Trust, Inc.	66,698	2,205,036
Healthcare Trust of America, Inc.	104,366	3,484,781
Healthpeak Properties, Inc.	255,962	9,089,211
LTC Properties, Inc.	16,687	531,648
Medical Properties Trust, Inc.	284,420	6,066,679
Physicians Realty Trust	101,590	1,931,226
Sabra Health Care REIT, Inc.	100,885	1,427,523
Universal Health Realty Income Trust (SBI)	6,603	376,173
Ventas, Inc.	186,316	9,943,685
Welltower, Inc.	198,833	15,986,173
		53,643,284
REITs - Health Care Facilities - 0.6%
National Health Investors, Inc.	20,560	1,105,717
Omega Healthcare Investors, Inc.	112,650	3,307,404
		4,413,121
REITs - Hotels - 2.7%
Chatham Lodging Trust (a)	21,956	278,622
DiamondRock Hospitality Co. (a)	102,403	925,723
Host Hotels & Resorts, Inc. (a)	337,571	5,681,320
MGM Growth Properties LLC	75,509	2,973,544
Park Hotels & Resorts, Inc. (a)	114,710	2,125,576
Pebblebrook Hotel Trust	63,802	1,432,993
RLJ Lodging Trust	80,952	1,167,328
Ryman Hospitality Properties, Inc. (a)	25,560	2,186,402
Service Properties Trust	82,430	887,771
Summit Hotel Properties, Inc. (a)	53,538	535,380
Sunstone Hotel Investors, Inc. (a)	103,194	1,273,414
Xenia Hotels & Resorts, Inc. (a)	54,760	974,728
		20,442,801
REITs - Industrial Buildings - 0.4%
Stag Industrial, Inc.	78,274	3,407,267
REITs - Management/Investment - 11.5%
American Assets Trust, Inc.	24,986	945,220
American Tower Corp.	216,900	61,159,287
CoreSite Realty Corp.	20,284	2,889,659
Empire State Realty Trust, Inc.	64,759	626,867
iStar Financial, Inc.	35,870	905,359
Lexington Corporate Properties Trust	132,631	1,932,434
National Retail Properties, Inc.	84,301	3,823,893
Rayonier, Inc.	67,243	2,510,181
UMH Properties, Inc.	24,469	585,788
Weyerhaeuser Co.	360,603	12,880,739
		88,259,427
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	83,013	7,015,429
Sun Communities, Inc.	54,150	10,612,317
		17,627,746
REITs - Office Buildings - 0.7%
CyrusOne, Inc.	58,601	4,806,454
Office Properties Income Trust	19,584	501,742
		5,308,196
REITs - Office Property - 5.7%
Alexandria Real Estate Equities, Inc.	66,928	13,662,682
Boston Properties, Inc.	71,119	8,081,963
Brandywine Realty Trust (SBI)	81,449	1,079,199
City Office REIT, Inc.	22,975	435,836
Columbia Property Trust, Inc.	51,487	987,006
Corporate Office Properties Trust (SBI)	50,797	1,377,615
Douglas Emmett, Inc.	83,201	2,719,009
Easterly Government Properties, Inc.	40,579	853,376
Equity Commonwealth	45,396	1,177,118
Franklin Street Properties Corp.	47,855	215,348
Highwoods Properties, Inc. (SBI)	50,546	2,266,483
Hudson Pacific Properties, Inc.	68,922	1,774,742
JBG SMITH Properties	52,013	1,501,095
Kilroy Realty Corp.	50,517	3,403,835
Mack-Cali Realty Corp. (a)	32,432	589,938
Paramount Group, Inc.	75,244	638,069
Piedmont Office Realty Trust, Inc. Class A	56,501	1,003,458
SL Green Realty Corp.	32,816	2,299,417
		44,066,189
REITs - Regional Malls - 3.3%
Simon Property Group, Inc.	157,608	23,102,181
Tanger Factory Outlet Centers, Inc.	48,413	813,338
The Macerich Co.	98,024	1,773,254
		25,688,773
REITs - Shopping Centers - 6.0%
Acadia Realty Trust (SBI)	41,746	892,529
Alexanders, Inc.	847	236,127
Brixmor Property Group, Inc.	145,464	3,409,676
Federal Realty Investment Trust (SBI)	34,010	4,093,104
Kimco Realty Corp.	283,044	6,396,794
Kite Realty Group Trust	107,469	2,181,621
Realty Income Corp.	263,688	18,835,234
Regency Centers Corp.	73,950	5,206,820
Retail Opportunity Investments Corp.	60,471	1,074,570
RPT Realty	43,240	574,660
Saul Centers, Inc.	8,287	384,517
Seritage Growth Properties (a)	18,732	288,473
SITE Centers Corp.	84,077	1,335,984
Urban Edge Properties	57,658	1,010,745
Urstadt Biddle Properties, Inc. Class A	14,867	291,988
		46,212,842
REITs - Single Tenant - 1.2%
Agree Realty Corp.	31,342	2,227,163
Essential Properties Realty Trust, Inc.	64,066	1,908,526
Four Corners Property Trust, Inc.	36,790	1,066,910
Getty Realty Corp.	16,419	527,378
NETSTREIT Corp.	23,727	575,142
Spirit Realty Capital, Inc.	56,903	2,784,264
		9,089,383
REITs - Storage - 7.4%
CubeSmart	97,080	5,340,371
Extra Space Storage, Inc.	63,936	12,619,048
Iron Mountain, Inc.	137,274	6,265,185
Life Storage, Inc.	37,076	4,961,140
National Storage Affiliates Trust	42,116	2,630,565
Public Storage	74,789	24,843,410
		56,659,719
REITs - Warehouse/Industrial - 9.2%
Americold Realty Trust	120,226	3,543,060
EastGroup Properties, Inc.	20,042	3,963,907
First Industrial Realty Trust, Inc.	62,667	3,649,099
Industrial Logistics Properties Trust	30,734	863,318
Monmouth Real Estate Investment Corp. Class A	41,243	777,431
Prologis (REIT), Inc.	353,065	51,180,302
Rexford Industrial Realty, Inc.	67,180	4,514,496
Terreno Realty Corp.	34,160	2,498,121
		70,989,734
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		718,733,936
Interactive Media & Services - 1.5%
Interactive Media & Services - 1.5%
Zillow Group, Inc.:
Class A (a)	29,275	3,094,953
Class C (a)	77,353	8,016,091
		11,111,044
Real Estate Management & Development - 4.8%
Diversified Real Estate Activities - 0.2%
Five Point Holdings LLC Class A (a)	33,414	245,927
The RMR Group, Inc.	6,339	220,534
The St. Joe Co.	16,493	775,501
		1,241,962
Real Estate Development - 0.2%
Forestar Group, Inc. (a)	13,110	256,563
Howard Hughes Corp. (a)	19,356	1,686,488
		1,943,051
Real Estate Operating Companies - 0.2%
FRP Holdings, Inc. (a)	1,581	90,433
Kennedy-Wilson Holdings, Inc.	53,243	1,191,046
		1,281,479
Real Estate Services - 4.2%
CBRE Group, Inc. (a)	160,108	16,664,041
Cushman & Wakefield PLC (a)	65,617	1,206,697
eXp World Holdings, Inc. (b)	32,645	1,684,482
Jones Lang LaSalle, Inc. (a)	24,453	6,314,498
Marcus & Millichap, Inc. (a)	10,408	490,217
Newmark Group, Inc.	84,739	1,260,916
Opendoor Technologies, Inc. (a)	56,998	1,351,423
RE/MAX Holdings, Inc.	8,802	279,992
Realogy Holdings Corp. (a)	57,552	996,801
Redfin Corp. (a)(b)	46,668	2,395,935
		32,645,002
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		37,111,494
TOTAL COMMON STOCKS (Cost $561,331,355)		766,956,474

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	1,654,078	1,654,409
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	11,718,855	11,720,027
TOTAL MONEY MARKET FUNDS (Cost $13,374,436)		13,374,436

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $574,705,791)	780,330,910
NET OTHER ASSETS (LIABILITIES) - (1.7)% (e)	(12,814,874)
NET ASSETS - 100.0%	767,516,036

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	25	Dec 2021	1,062,750	13,496	13,496
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec 2021	836,820	37,823	37,823

TOTAL FUTURES CONTRACTS					51,319
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $98,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	21,652,266	19,997,857	231	-	-	1,654,409	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	11,396,932	15,705,920	15,382,825	2,418	-	-	11,720,027	0.0%
Total	11,396,932	37,358,186	35,380,682	2,649	-	-	13,374,436

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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